Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Financial assets and liabilities [Abstract]
Financial Assets
The financial assets and liabilities as of December 31, 2024 and 2023, are summarized as follows:

	2024	2023
Financial assets
Valued at amortized cost
Cash and cash equivalents	$207,110	$98,379
Restricted cash	-	1,665
Trade receivables	206,867	239,988
Other accounts receivable	15,599	19,173
Related parties	74,187	70,078
Total financial assets	$503,763	$429,283

Financial Liabilities
Financial liabilities
Valued at amortized cost
Short-term portion of the financial debt	$102,388	$64,139
Trade payables	356,200	350,653
Accounts payable and accrued expenses	514,964	275,540
Related parties	172,409	147,098
Total short-term portion of the financial debt	1,145,961	837,430
Long-term financial debt	374,660	12,374
Total financial liabilities	$1,520,621	$849,804

Information for Financing
The information for financing as of December 31, 2024 and 2023 is summarized as follows:

	2024		2023
	Short-term	Long-term	Short-term	Long-term
Payable in Mexican pesos
Daimler Financial Services México, S. de R.L. de C.V.	$320	$-	$6,720	$-

Recognition of debt and substitution of debtor for $40.9 million at a fixed rate of 12%, with monthly payments of principal and interest and maturing in November 2019.

In order to improve the profile of the schedule of payments, a new debt recognition was formalized on October 11, 2018, in the amount of $28 million at a 12.9% fixed rate, with monthly payments on principal and interest, due October 2021.

In order to face the effects of the Covid-19 pandemic, the Company obtained two grace periods of 3 months each for the principal payment from April to September 2020, extending the term of the loan to January 2022.

On June 19, 2021, a new agreement was signed with the finance company in order to extend the amortization period for a total amount of $19.9 million at a fixed rate of 12.9%, with monthly payments of principal and interest and maturity in June 2024.

On August 2, 2022, a new agreement was signed with the financial company in order to extend the amortization period, for a total amount of $15.4 million at a fixed rate of 13.0%, with monthly payments of principal and interest and maturing in December 2024.

These credits were paid in the first quarter of 2025.

Banco Autofin México, S.A. Institución de Banca Múltiple	-	-	3,000	-

Five simple lines of credit with mortgage guarantee initially contracted for $25.5, $45.8, $34.6, $21.6 and $8.4 million at a variable rate of 28-day TIIE plus 450 base points, with monthly payments of principal and interest and maturing in September 2024. The credit for $25.5 was settled on January 14, 2022. The credits for $45.8, $34.6 and $8.4 were settled on July 29, 2022.

On November 26, 2018, a new credit line for $20.0 million was drawn down at a 28-day TIIE variable rate plus 550 base points and due in November 2023. This credit was settled on January 27, 2023.

In order to deal with the effects of the Covid-19 pandemic, the Company obtained a 6-month grace period in the principal payment of 4 of the 6 lines, the period applies from January to June of 2020, extending the maturity of these lines accordingly.

This loan was paid on March 27, 2024.

INPIASA, S.A. de C.V.	-	-	202	-

Contract for line of credit, the first for $15.7 million at a variable rate of the 28-day TIIE plus 450 basis points, with monthly payments of principal and interest, and maturing August 2021.

In 2022, an amending agreement was signed with INPIASA in order to extend the amortization period, maturing in December 2024, date on which it was paid.

Others investors	11,711	-	11,711	-

Two unsecured loans were contracted, each for $6.0 million at a fixed annual rate of 15.0%, with principal and interest payments due, originally in October 2020. In January 2021, a principal payment of $1.0 million was made to each line. As part of the negotiations carried out by the Company, new conditions were agreed for each line, increasing the interest rate by 0.25%, as well as extending the maturity date in October 2023.

In July 2021, a credit line with multiple drawdowns was contracted, the first being made on July 28, 2021. The balance as of December 31, 2024, is $5,061 million with a rate of 15%.

For the above drawdowns the Company is in negotiations to change the payment terms and/or improve the amortization profile of the current loan balance.

	2024		2023
	Short-term	Long-term	Short-term	Long-term
Hewlett Packard	192	147	159	324

In January 2022, an additional line was contracted for $622.5, at a fixed rate of 9.87%, monthly payments of principal and interest on unpaid balances with maturity in December 2025.

On July 14, 2022, the contract was renegotiated with the following conditions: a fixed rate of 11.20%, monthly payments of principal and interest on unpaid balances, and maturity in September 2026.

Desarrollo del Crédito Sustentable, S.A. de C.V.
SOFOM, Non regulated entity	34,010	-	25,068	-

In March 2023, a line of credit was contracted for $7.7 million at a fixed annual rate of 13.50%, maturing in March 2024.

In April 2023 a line of credit was contracted for $11.6 million and in June 2023 a line of credit was contracted for $5.651 million, both at an annual fixed rate of 13.50%, with maturity dates in April and June 2024, respectively.

These credits were paid in the first quarter of 2025.

Excavsa, S.A. de C.V.	-	-	3,000	-

On October 2, 2023, a line of credit was contracted for $3.0 million at a monthly fixed rate of 2.0%, with a maturity date of October 2, 2024.

This loan was paid on April 3, 2024.

Grupo MSQR, S.A.P.I. de C.V. SOFOM	18,000	-	-	-

In September 2024, a line of credit was signed for $18 million, at a fixed monthly rate of 2%, monthly payments of ordinary interest on the outstanding principal balance maturing in March 2025. As of the date of the authorization of the consolidated financial statements, the Company is in negotiations for the payment restructuring.

Interest payable	11,544	-	4,942	-
Total debt payable in Mexican Pesos	75,777	147	54,802	324

	2024		2023
	Short-term	Long-term	Short-term	Long-term
Payable in US dollars
Hewlett Packard	9,423	5,968	6,383	12,050

Two lines of credit for $607.8 thousand dollars and $201.6 thousand dollars, at a fixed rate of 6.84% and 6.13%, monthly payments of principal and interest on unpaid balances and maturing in March and October 2024, respectively.

In order to face the effects of the Covid-19 pandemic, the Company obtained a grace period of 3 months in the payment of principal for the months of May to July, extending the term of each credit line 3 months.

In order to continue with the Company’s technological transformation strategy, 3 additional simple credit lines were contracted for $86.6 thousand dollars, $96.9 thousand dollars and $ 252.1 thousand dollars, at a fixed rate of 5.96%, 7.16% and 4.58% fixed annual, respectively, monthly payments of principal and interest on unpaid balances and maturing in March, April and August 2025.

In January 2021, two additional lines were contracted for $43.3 thousand dollars and $385.0 thousand dollars, at a fixed rate of 5.14% and 4.76%, monthly payments of principal and interest on unpaid balances and maturity in December 2025.

On July 14, 2022, the contracts were renegotiated with the following conditions for each line, increasing the rate by 0.25%, as well as extending the maturity date for one year.

On September 25, 2023, the contracts were renegotiated with the same conditions for each line, increasing the rate by 0.25% and extending the maturity date to March 31, 2027.

PNC, Bank, N.A.	-	-	2,906	-

Line of credit with collateral for $860 thousand dollars hired on August 22, 2019, at a fixed rate of 4.40%, semiannual payments of principal and interest on unpaid balances and maturing in July 2024, date on which it was paid.

Atrafin LLC	6,820	33,323	-	-

In February 2024, a financing contract was signed with Eximbank (Atrafin LLC dba America Trade & Finance Company) for $2.3 million at an annual rate of 6.89% with semi-annual payments of principal and interest for working capital in the conversion of mud vessels.

	2024		2023
	Short-term	Long-term	Short-term	Long-term
Bancomext, S.N.C.	10,368	335,222	-	-

In 2024, a new floating dock was acquired through financing provided by Bancomext for $16.8 million dollars, equivalent to approximately 85% of its value at a rate of SOFR + 2.35% with quarterly payments of principal and interest and maturing in 2034. This transaction involves a mortgage guarantee of a property, as well as the maritime mortgage guarantee of the floating dock acquired.

Interest payable	-	-	48	-
Total debt payable in US dollars	26,611	374,513	9,337	12,050
Total debt	$102,388	$374,660	$64,139	$12,374

Maturity of Long-term Financial Debt
The maturity of the long-term financial debt as of December 31, 2024 and 2023 is as follows:

Maturity	2024	2023
2025	$-	$7,312
2026	37,438	4,518
2027	36,101	544
2028	40,624	-
2029	260,497	-
	$374,660	$12,374

Reconciliation of Changes in Financing Activities
The reconciliation of changes in financing activities during 2024 and 2023 is as follows:

	2024
	Financial debt	Lease liabilities	Total
Opening balance	$76,513	$167,579	$244,092
Cash proceeds from bank borrowings	412,349	-	412,349
Repayment of bank borrowings	(25,614)	-	(25,614)
Repayment of leases	-	(87,529)	(87,529)
Accrued interest	21,635	16,193	37,828
Interest paid	(4,784)	(13,641)	(18,425)
Unrealized foreign exchange gains	(3,051)	-	(3,051)
Total	$477,048	$82,602	$559,650

	2023
	Financial debt	Lease liabilities	Total
Opening balance	$67,505	$287,075	$354,580
Cash proceeds from bank borrowings	28,068	-	28,068
Repayment of bank borrowings	(24,027)	-	(24,027)
Lease liabilities arranged	-	40,467	40,467
Repayment of leases	-	(159,963)	(159,963)
Accrued interest	13,347	22,163	35,510
Interest paid	(8,416)	(22,163)	(30,579)
Unrealized foreign exchange gains	36	-	36
Total	$76,513	$167,579	$244,092